Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of Carrying Values and Estimated Fair Values of Long-Term Debt

The following table provides a summary of the carrying values and estimated fair values of the Company’s long-term debt (in thousands):

	December 31,
	2016		2015
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value

Revolving Credit Facility	$—	$—	$—	$—
Term Loan Facility	868,419	849,427	—	—
ABL Credit Facility	—	—	—	—
Senior Notes	400,000	334,720	—	—
Other debt	27,170	27,170	23,415	23,415
Total long-term debt, excluding unamortized debt issuance costs and discounts	$1,295,589	$1,211,317	$23,415	$23,415